RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Loans from Related Parties

During the year ended December 31, 2014, we obtained an aggregate financial supports of approximately $17,878,000 from our related parties for the Company’s working capital purpose. We had repaid approximately $15,061,000 during the year. The balance of those payables was $7,815,637 as of December 31, 2014. These loans were due upon demand and no interest was charged. The detail of these loans from related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate financial supports received	Aggregate amount Repaid	As of December 31, 2014	Relationship
Shanghai Huhuili Environmental Engineering Co., Ltd.	$4,940,751	$2,102,165	$3,210,780	Major shareholder is the CEO’s relative
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	1,584,045	8,139	1,322,979	One of management team members had actual control over this entity
Shanghai Zhongneng Bio-fertilizer Co., Ltd.	—	651,126	—	The CEO is one of the shareholders
Mr. Lijun Wang	7,937,231	8,344,185	1,881,567	The CEO’s relative
Ms. Hui Song	3,406,209	3,906,596	1,351,005	One of management team members
Ms. Zhiying Yang	—	—	47,243	The CEO’s wife
Ms. Xueying Sheng	—	32,556	—	The CFO
Mr. Yaohui Sheng	—	8,139	—	The CFO’s relative
Mr. Guohua Lin	9,767	7,706	2,063	One of the Company’s shareholders
	$17,878,003	$15,060,612	$7,815,637

During the nine months ended September 30, 2015, we obtained financial supports of $33,525,618 from our related parties and repayments of $34,473,631 made to our related parties which were recorded in the loans from related party account. The balance of those payables was $3,043,152 as of September 30, 2015. These loans were due upon demand and no interest was charged. The detail of these loans from related parties was as follow:

	During the Nine Months Ended September 30, 2015
Name	Aggregate financial supports received	Aggregate amount Repaid	As of September 30, 2015	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$8,116	$763,382	$545,849	One of management team members had actual control over this entity
Shanghai Huhuili Environmental Engineering Co., Ltd.	105,509	3,304,771	—	Major shareholder is the CEO’s relative
Shanghai Aoke Chemicals Co., Ltd.	12,321,512	9,655,712	26,504	The Company’s CEO is one of Aoke’s shareholders
Mr. Lirong Wang	20,721,607	17,840,773	1,814,791	The CEO and Chairman of the Company
Mr. Lijun Wang	—	1,874,817	—	The CEO’s brother
Ms. Hui Song	1,237	744,608	584,459	One of management team members
Ms. Zhiying Yang	—	47,073	—	The CEO’s wife
Ms. Xueying Sheng	305,652	234,230	69,250	The CFO
Mr. Jianping Zhang	53,404	—	—	One of the Company’s shareholders
Mr. Guohua Lin	8,581	8,265	2,299	One of the Company’s shareholders
	$33,525,618	$34,473,631	$3,043,152

Loans to Related Parties

During the year ended December 31, 2014, we loaned an aggregate of approximately $12,061,000 to our related parties and collected approximately $8,209,000 during the same period. The ending balance of due from related parties was $3,785,377 as of December 31, 2014. These loans were due upon demand and no interest was charged. The detail of our loans to related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of loan granted	Aggregate amount collected	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$6,416,374	$3,112,152	$2,635,013	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	6,115	—	83,994	One of management team had indirect investment relationship with this entity
Mr. Lirong Wang	5,617,751	5,082,438	1,012,763	The CEO and Chairman of the Company
Mr. Jianping Zhang	20,497	14,191	53,607	One of the Company’s shareholders
	$12,060,737	$8,208,781	$3,785,377

During the nine months ended September 30, 2015, we did not neither make a new loan to our related parties nor make collections during the same period. The ending balance of due from related parties was $81,147 as of September 30, 2015. These loans were due upon demand and no interest was charged. The detail of our loans to related parties was as follow:

	During the Nine Months Ended September 30, 2015
Name	Aggregate amount of loan granted	Aggregate amount collected	As of September 30, 2015	Relationship
Yantai Shangying Taimeng Advertising Co., Ltd.	$—	$—	$81,147	One of management team had indirect investment relationship with this entity

	$—	$—	$81,147

The above loans would be in violation of the Sarbanes-Oxley Act of 2002, including Section 402’s prohibition against personal loans to directors and executive officers, either directly or indirectly, had they occurred after Industrial Corp. became a variable interest entity of our Company. Management is aware of the ramifications, and has committed to avoiding it by implementing controls that will prevent this type of violation from happening in the future. Please see “Policies and Procedures for Review, Approval or Ratification of Transactions with Related Persons.”

Sales to Related Parties

In the year ended December 31, 2014, the Company made sales of fertilizer products to Jilin Jiliang Zongbao Biological Technology Co., Ltd. and Yantai Shangying Taimeng Advertising Co., Ltd. The detail of sale transactions with its related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of December 31, 2014	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$1,293,930	$2,439,924	$288,242	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	41,561	41,561	83,860	One of management team had indirect investment relationship with this entity
	$1,335,491	$2,481,485	$372,102

In the nine months ended September 30, 2015, the Company made sales of fertilizer products to Yantai Zongbao Tele-Agriculture Service Co., Ltd. and Yantai Shangying Taimeng Advertising Co., Ltd. The detail of sale transactions with our related parties was as follow:

	During the Nine Months Ended September 30, 2015
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of September 30, 2015	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$—	$287,208	$—	One of management team members had actual control over this entity
Yantai Zongbao Tele-Agriculture Service Co., Ltd.	6,813	17,999	70,173	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	31,900	—	30,930	One of management team had indirect investment relationship with this entity
	$38,713	$305,207	$101,103

Advances to Related Party Supplier

In the year ended December 31, 2014, the Company prepaid certain amount of prepayments to its related parties for undelivered goods and services. The detail of prepayment transactions with its related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of prepayments	Aggregate amount of goods or services delivered	As of December 31, 2014	Relationship
Yantai Shangying Taimeng Advertising Co., Ltd.	$—	$6,115	$—	One of management team had indirect investment relationship with this entity
Cangzhou Zongbao Fertilizer Co., Ltd.	16,644	342	12,330	One of management team members had direct investment in this entity
	$16,644	$6,457	$12,330

In the nine months ended September 30, 2015, the Company prepaid $6,493 to Cangzhou Zongbao Fertilizer Co., Ltd. for the inventory purchase. One of management team members had direct investment in this entity. As of September 30, 2015, the Company reported prepayments of $11,913 to Cangzhou Zongbao Fertilizer Co., Ltd.

Inventories and Services Purchased from Related Parties

In the year ended December 31, 2014, the Company purchased raw materials and marketing services from its related parties, Shanghai Aoke Chemicals Co., Ltd. and Yantai Shangying Taimeng Advertising Co., Ltd. The detail of inventory and service purchase transactions with the related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$5,095	$5,095	$—	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	1,284,413	2,093,017	1,336,435	One of management team had indirect investment relationship with this entity
	$1,289,509	$2,098,112	$1,336,435

In the nine months ended September 30, 2015, the Company purchased raw materials from its related parties, Aoke. The detail of inventory purchase transactions with the related party was as follow:

	During the Nine Months Ended September 30, 2015
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of September 30, 2015	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$6,541	$—	$199,212	The Company’s CEO is one of Aoke’s shareholders
	$6,541	$—	$199,212

NOTE 12 – RELATED PARTY TRANSACTIONS

Loans from Related Parties

During 2013, we obtained an aggregate financial supports of approximately $11,857,000 from our related parties for the Company’s working capital purpose. We had repaid approximately $2,116,000 during the year. The balance of those payables was $8,698,607 as of December 31, 2013. These loans were due upon demand and no interest was charged. The detail of these loans from related parties was as follow:

	During the Year Ended December 31, 2013
Name	Aggregate financial supports received	Aggregate amount Repaid	As of December 31, 2013	Relationship
Shanghai Huhuili Environmental Engineering Co., Ltd.	$435,401	$432,860	$371,722	Major shareholder is the CEO’s relative
Shanghai Aoke Chemicals Co., Ltd.	4,882,798	1,356,194	723,925	The CEO is one of the shareholders
Shanghai Zhongneng Bio-fertilizer Co., Ltd.	—	—	654,622	The CEO is one of the shareholders
Mr. Lijun Wang	4,179,872	44,504	4,189,578	The CEO’s relative
Ms. Hui Song	2,155,823	101,769	2,670,386	One of management team members
Ms. Zhiying Yang	—	—	47,460	The CEO’s wife
Ms. Xueying Sheng	146,192	113,884	32,731	The CFO
Mr. Guohua Lin	—	18,673	—	One of the Company’s shareholders
Mr. Yaohui Sheng	—	48,461	—	The CFO’s relative
	$11,856,624	$2,116,345	$8,698,607

During 2014, we obtained an aggregate financial supports of approximately $17,878,000 from our related parties for the Company’s working capital purpose. We had repaid approximately $15,061,000 during the year. The balance of those payables was $7,815,637 as of December 31, 2014. These loans were due upon demand and no interest was charged. The detail of these loans from related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate financial supports received	Aggregate amount Repaid	As of December 31, 2014	Relationship
Shanghai Huhuili Environmental Engineering Co., Ltd.	$4,940,751	$2,102,165	$3,210,780	Major shareholder is the CEO’s relative
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	1,584,045	8,139	1,322,979	One of management team members had actual control over this entity
Shanghai Zhongneng Bio-fertilizer Co., Ltd.	—	651,126	—	The CEO is one of the shareholders
Mr. Lijun Wang	7,937,231	8,344,185	1,881,567	The CEO’s relative
Ms. Hui Song	3,406,209	3,906,596	1,351,005	One of management team members
Ms. Zhiying Yang	—	—	47,243	The CEO’s wife
Ms. Xueying Sheng	—	32,556	—	The CFO
Mr. Yaohui Sheng	—	8,139	—	The CFO’s relative
Mr. Guohua Lin	9,767	7,706	2,063	One of the Company’s shareholders
	$17,878,003	$15,060,612	$7,815,637

Loans to Related Parties

During 2013, we loaned an aggregate of approximately $4,914,000 to our related parties and collected approximately $2,262,000 during the same period. The ending balance of due from related parties was $860,281 as of December 31, 2013. These loans were due upon demand and no interest was charged. The detail of our loans to related parties was as follow:

	During the Year Ended December 31, 2013
Name	Aggregate amount of loan granted	Aggregate amount collected	As of December 31, 2013	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$25,846	$—	$255,302	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	328	(89)	78,232	One of management team had indirect investment relationship with this entity
Mr. Lirong Wang	4,823,290	2,244,280	479,234	The CEO and Chairman of the Company
Mr. Jianping Zhang	64,615	17,727	47,513	One of the Company’s shareholders
	$4,914,079	$2,261,918	$860,281

During 2014, we loaned an aggregate of approximately $12,061,000 to our related parties and collected approximately $8,209,000 during the same period. The ending balance of due from related parties was $3,785,377 as of December 31, 2014. These loans were due upon demand and no interest was charged. The detail of our loans to related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of loan granted	Aggregate amount collected	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$6,416,374	$3,112,152	$2,635,013	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	6,115	—	83,994	One of management team had indirect investment relationship with this entity
Mr. Lirong Wang	5,617,751	5,082,438	1,012,763	The CEO and Chairman of the Company
Mr. Jianping Zhang	20,497	14,191	53,607	One of the Company’s shareholders
	$12,060,737	$8,208,781	$3,785,377

The above loans would be in violation of the Sarbanes-Oxley Act of 2002, including Section 402’s prohibition against personal loans to directors and executive officers, either directly or indirectly, had they occurred after Industrial Corp. became a variable interest entity of our Company. Management is aware of the ramifications, and has committed to avoiding it by implementing controls that will prevent this type of violation from happening in the future. Please see “Policies and Procedures for Review, Approval or Ratification of Transactions with Related Persons.”

Sales to Related Parties

In 2013, the Company made sales of fertilizer products to Jilin Jiliang Zongbao Biological Technology Co., Ltd. and Yantai Zongbao Tele-Agriculture Service Co., Ltd. The detail of sale transactions with our related parties was as follow:

	During the Year Ended December 31, 2013
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of December 31, 2013	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$1,681,519	$258,461	$1,441,713	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	125,114	41,958	84,245	One of management team had indirect investment relationship with this entity
	$1,806,633	$300,419	$1,525,958

In 2014, the Company made sales of fertilizer products to Jilin Jiliang Zongbao Biological Technology Co., Ltd. and Yantai Zongbao Tele-Agriculture Service Co., Ltd. The detail of sale transactions with its related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of sales, including VAT	Aggregate amount of receivables collected	As of December 31, 2014	Relationship
Jilin Jiliang Zongbao Biological Technology Co., Ltd.	$1,293,930	$2,439,924	$288,242	One of management team members had actual control over this entity
Yantai Shangying Taimeng Advertising Co., Ltd.	41,561	41,561	83,860	One of management team had indirect investment relationship with this entity
	$1,335,491	$2,481,485	$372,102

Advances to Related Party Supplier

In 2013, the Company prepaid $1,211,534 to Shanghai Aoke Chemicals Co., Ltd. (“Aoke”) for the equipment purchase for its new Weihai fertilizer plant construction. The Company’s CEO is one of Aoke’s shareholders. As of December 31, 2013, the Company reported prepayments of $1,329,330 to Aoke for its equipment.

In 2014, the Company prepaid certain amount of prepayments to its related parties for undelivered goods and services. The detail of prepayment transactions with its related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of prepayments	Aggregate amount of goods or services delivered	As of December 31, 2014	Relationship
Yantai Shangying Taimeng Advertising Co., Ltd.	$—	$6,115	$—	One of management team had indirect investment relationship with this entity
Cangzhou Zongbao Fertilizer Co., Ltd.	16,644	342	12,330	One of management team members had direct investment in this entity
	$16,644	$6,457	$12,330

Inventories and Services Purchased from Related Parties

In 2013, the Company purchased raw materials from its related parties, Aoke and Cangzhou Zongbao Fertilizer Co., Ltd. The detail of inventory purchase transactions with our related parties was as follow:

	During the Year Ended December 31, 2013
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of December 31, 2013	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$2,734,372	$600,882	$2,155,525	The Company’s CEO is one of Aoke’s shareholders
Cangzhou Zongbao Fertilizer Co., Ltd.	154,343	150,392	4,003	One of management team members had direct investment in this entity
	$2,888,715	$751,274	$2,159,528

In 2014, the Company purchased raw materials and marketing services from its related parties, Shanghai Aoke Chemicals Co., Ltd. and Yantai Shangying Taimeng Advertising Co., Ltd. The detail of inventory and service purchase transactions with our related parties was as follow:

	During the Year Ended December 31, 2014
Name	Aggregate amount of purchase	Aggregate amount of payables paid	As of December 31, 2014	Relationship
Shanghai Aoke Chemicals Co., Ltd.	$5,095	$5,095	$—	The Company’s CEO is one of Aoke’s shareholders
Yantai Shangying Taimeng Advertising Co., Ltd.	1,284,413	2,093,017	1,336,435	One of management team had indirect investment relationship with this entity
	$1,289,509	$2,098,112	$1,336,435